Segment Information - Schedule of Four Reportable Segments (Details)	12 Months Ended
Mar. 31, 2025
Investment banking services [Member]
Segment Information - Schedule of Four Reportable Segments (Details) [Line Items]
Business Activities, description	Providing capital raising, debt financing, secondary offerings and financial advisory services
Investment banking services [Member]
Segment Information - Schedule of Four Reportable Segments (Details) [Line Items]
Business Activities, description	Providing corporate consultancy services
Wealth management services [Member]
Segment Information - Schedule of Four Reportable Segments (Details) [Line Items]
Business Activities, description	Providing securities related services for commission and handling income by offering securities dealing and brokerage services, IPO subscription and other financing services
Wealth management services [Member]
Segment Information - Schedule of Four Reportable Segments (Details) [Line Items]
Business Activities, description	Providing investment advisory services
Asset management services [Member]
Segment Information - Schedule of Four Reportable Segments (Details) [Line Items]
Business Activities, description	Providing asset management services for asset management fee, performance fee and fund subscription fee
Virtual assets services [Member]
Segment Information - Schedule of Four Reportable Segments (Details) [Line Items]
Business Activities, description	Providing services for virtual assets trading, virtual assets spot ETFs subscription and redemption